CONTRACT COSTS, NET - Movement of impairment of contract costs (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
CONTRACT COSTS, NET
Beginning balance	¥ 2,586,155	$ 355,867	¥ 4,063,482
Charge to (reversal of) allowance	4,532,872	623,743	(1,720,095)
Charge to cost of sales	1,275,261	175,482	242,768
Ending balance	¥ 8,394,288	$ 1,155,092	¥ 2,586,155